LONG-TERM DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers		¥ 276,128,171	¥ 244,072,331
Prepayments for purchase of long lived assets		241,378,538	625,084,070
Deposits paid to hotel suppliers		74,723,795	126,728,198
Others		247,689,752	151,394,598
Total	$ 129,093,380	¥ 839,920,256	¥ 1,147,279,197